Shareholder Fees - FidelitySeriesOverseasFund-PRO	Dec. 30, 2023 USD ($)
FidelitySeriesOverseasFund-PRO | Fidelity Series Overseas Fund
Shareholder Fees:
(fees paid directly from your investment)	none